BUSINESS COMBINATION - Schedule of Shares Issued (Details) $ in Thousands				6 Months Ended		9 Months Ended	12 Months Ended
	Jul. 22, 2020 shares	Jun. 03, 2020 shares	Jun. 02, 2020 shares	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Cash - PIPE | $					$ 525,000		$ 525,000
Less: VectoIQ loan payoff in conjunction with close | $					(422)		(422)
Net Business Combination and PIPE financing | $				$ 0	616,736	$ 616,726	616,726	$ 0	$ 0
Less: non-cash net liabilities assumed from VectoIQ | $				0	(21,919)		(21,919)	0	0
Less: accrued transaction costs and advisory fees | $				$ 0	(295)		(285)	$ 0	$ 0
Net contributions from Business Combination and PIPE financing | $					$ 594,522		$ 594,522
Common stock, shares outstanding (in shares) | shares		360,904,478	151,831,441	397,077,561	360,910,639	384,083,110	391,041,347	270,826,092
Shares issued in PIPE (in shares) | shares	22,877,806
Business Combination and PIPE financing (in shares) | shares		72,272,942
Legacy Nikola shares (in shares) | shares		288,631,536
Conversion of stock, conversion ratio		1.901
VectoIQ
Business Acquisition [Line Items]
Cash - VectoIQ's trust and cash (net of redemptions) | $					$ 238,358		$ 238,358
Less: transaction costs and advisory fees paid | $					(51,200)		(51,210)
Less: non-cash net liabilities assumed from VectoIQ | $					(21,919)		(21,919)
Private Placement
Business Acquisition [Line Items]
Shares issued in PIPE (in shares) | shares		52,500,000
Common Shareholders
Business Acquisition [Line Items]
Common stock of VectoIQ and VectoIQ Founder Shares (in shares) | shares		22,983,872
VectoIQ Founders
Business Acquisition [Line Items]
Common stock of VectoIQ and VectoIQ Founder Shares (in shares) | shares		6,640,000
M&M Residual, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock | $					(70,000)		(70,000)
Stock repurchased during the period (in shares) | shares		(7,000,000)
Nimbus Holdings, LLC
Business Acquisition [Line Items]
Repurchase and redemption of stock | $					$ (25,000)		$ (25,000)
Stock repurchased during the period (in shares) | shares		(2,850,930)	(2,850,930)
VectoIQ
Business Acquisition [Line Items]
Common stock, shares outstanding (in shares) | shares			22,986,574
Stock repurchased during the period (in shares) | shares			(2,702)